Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net accumulated loss-carry forward	$ 2,001	$ 972
Less: valuation allowance	(2,001)	(972)	$ (1,200)
Net deferred tax assets